Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Templeton Developing Markets Trust
Entity Central Index Key	0000878087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class A
Trading Symbol	TEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$76	1.38%
[1],[2],[3]
Expenses Paid, Amount	$ 76	[1]
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 1,473,886,211
Holdings Count | $ / shares	93	[4]
Investment Company Portfolio Turnover	10.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class C
Trading Symbol	TDMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$116	2.13%
[5],[6],[7]
Expenses Paid, Amount	$ 116	[5]
Expense Ratio, Percent	2.13%	[5]
Net Assets	$ 1,473,886,211
Holdings Count | $ / shares	93	[8]
Investment Company Portfolio Turnover	10.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class R
Trading Symbol	TDMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$89	1.63%
[9],[10],[11]
Expenses Paid, Amount	$ 89	[9]
Expense Ratio, Percent	1.63%	[9]
Net Assets	$ 1,473,886,211
Holdings Count | $ / shares	93	[12]
Investment Company Portfolio Turnover	10.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class R6
Trading Symbol	FDEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$55	1.00%
[13],[14],[15]
Expenses Paid, Amount	$ 55	[13]
Expense Ratio, Percent	1.00%	[13]
Net Assets	$ 1,473,886,211
Holdings Count | $ / shares	93	[16]
Investment Company Portfolio Turnover	10.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Advisor Class
Trading Symbol	TDADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class[1]	$62	1.13%
[17],[18],[19]
Expenses Paid, Amount	$ 62	[17]
Expense Ratio, Percent	1.13%	[17]
Net Assets	$ 1,473,886,211
Holdings Count | $ / shares	93	[20]
Investment Company Portfolio Turnover	10.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$1,473,886,211
Total Number of Portfolio Holdings*	93
Portfolio Turnover Rate	10.61%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.37%.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 2.12%.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.62%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.99%.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.